Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Schedule of Inventories	2021 2020 Uranium Concentrate $ 319,257 $ 579,653 Broken ore 46,324 45,387 365,581 625,040 Fuel services 43,549 52,273 Other 391 3,056 Total $ 409,521 $ 680,369